SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item
Acquired intangible assets with indefinite lives
Number of movie theatre licenses acquired in a business acquisition	10
Advertising and marketing expenses
Advertising Expense	$ 5,583	$ 3,152	$ 4,735
Business tax and film industry development fund levy
Business taxes	1,035	1,793	3,552
Mandatory contribution to film industry development fund (as a percent)		5.00%
Film industry development fund	3,763	2,870	1,996
Value added tax
Value added tax rate for VIE's minimum (as a percent)	3.00%
Value added tax rate for VIE's maximum (as a percent)	6.00%
Foreign currency risk
Cash and cash equivalents denominated in RMB	$ 150,100	$ 57,814
Cash and cash equivalents denominated in RMB as a percentage of cash and cash equivalents (as a percent)	98.00%	91.00%
Goodwill
Number of Reporting Units	4	4	4
Minimum
Business tax and film industry development fund levy
Business taxes on services (as a percent)	3.00%
Value added tax
Value added tax on services (as a percent)	3.00%
Maximum
Business tax and film industry development fund levy
Business taxes on services (as a percent)	5.00%
Value added tax
Value added tax on services (as a percent)	17.00%
Membership
Acquired intangible assets with indefinite lives
Estimated average useful lives	1 year 9 months 18 days
Favorable lease | Minimum
Acquired intangible assets with indefinite lives
Estimated average useful lives	1 year
Favorable lease | Maximum
Acquired intangible assets with indefinite lives
Estimated average useful lives	4 years 6 months